Investments in associates and joint ventures (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Investments in associates and joint ventures [Line Items]
Equity	$ 48,215,699	$ 43,560,501	$ 43,100,963	$ 48,534,228
Investments in joint ventures	1,105,282	1,303,157
Equion Energy Limited [Member]
Disclosure of Investments in associates and joint ventures [Line Items]
Equity	$ 1,336,811	$ 1,530,858
% of Ecopetrol’s ownership	51.00%	51.00%
Ecopetrol’s ownership	$ 681,773	$ 780,738
Additional value of the investment	375,693	375,693
Investments in joint ventures	761,039	902,747
Equion Energy Limited [Member] | Accumulated impairment [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Investments in joint ventures	(296,427)	(253,683)
Offshore International Group [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Equity	$ 1,007,754	$ 1,192,980
% of Ecopetrol’s ownership	50.00%	50.00%
Ecopetrol’s ownership	$ 503,877	$ 596,490
Additional value of the investment	341,448	341,448
Investments in joint ventures	305,860	360,885
Offshore International Group [member] | Accumulated impairment [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Investments in joint ventures	$ (539,465)	$ (577,053)